Morgan Stanley Diversified Income Trust
LETTER TO THE SHAREHOLDERS [] APRIL 30, 2002

Dear Shareholder:
The six months ended April 30, 2002, followed a period of sharp economic slowing and culminated in a sharp deceleration in the wake of the September 11 terrorist attacks. In the United States, pessimism about the outlook for the economy was reflected in declining bond yields. In the weeks immediately following the attacks, this pessimism deepened and yields fell further.

In retrospect, the depth of the decline in yields was not warranted. Prior to September 11, both U.S. monetary and fiscal policy had been focused on stimulating economic growth, a focus that intensified after September 11. The Federal Reserve Board cut the benchmark federal funds rate by a total of 475 basis points (4.75 percent) in 2001, its most aggressive monetary policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates as well as a number of economically stimulative spending initiatives after the September attacks.

Against this backdrop, yields began rising in early November and the economy began to show signs of recovery shortly thereafter. While yields generally rose through the latter part of the period, the pace of the rise was erratic as the market repeatedly second-guessed both the strength of the economic recovery and the potential for further economic turbulence as a result of accounting scandals and turmoil in the Middle East.

Yields on Ginnie Maes (GNMAs) and other mortgage-backed securities remained high relative to U.S. Treasury yields, although the yield spreads narrowed considerably since the beginning of 2001. As the period progressed, mortgage-backed securities performed relatively well and prepayment risk subsided.

Global Bond Market Overview
To some extent the economic weakness and subsequent recovery affecting the United States has been a global phenomenon. Even before the September attacks, the softness of non-U.S. economies typically tracked that of the United States but was less pronounced. The September attacks had the most noticeable effect on the U.S. economy. Non-U.S. central banks cut short-term interest rates and government bond yields fell through November, but not as sharply as in the United States. During the period German, U.K. and Canadian yields rose somewhat less than their U.S. counterparts.

Currency exchange rates had moderately positive effects on the performance of global fixed-income investments. While the European currencies changed little in the period, the Canadian dollar posted a modest gain and the Australian dollar rose approximately 7 percent.


High-Yield Market Overview
The high-yield market settled down after a spike in volatility spurred by the September terrorist attacks. Immediately following the attacks, market liquidity became extremely thin and bid prices dropped

Morgan Stanley Diversified Income Trust
LETTER TO THE SHAREHOLDERS [] APRIL 30, 2002 continued

sharply. This was especially true for relatively weaker issuers, several of which slipped into bankruptcy. By the end of October, liquidity was improving and prices had risen for issuers that were expected to benefit from an economic recovery.

Despite a renewed softening in expectations for the economy and high-yield market toward the end of 2001, data early in 2002 was consistent with expectations for an upturn in the economy. In this context, investors appeared to believe that the high-yield outlook would improve in line with the economy. Consequently, investor inflows into the high-yield market thus tended to be supportive. On the negative side, many telecommunications-related companies continued to announce poor earnings and lower revenues, which pushed this whole sector lower throughout much of the six-month period.

Credit spreads in the high-yield market relative to Treasury securities remained at historically wide levels, having been very close to the all-time peak during September. Spreads also remained wide within the lower-rated portion of the high-yield market, as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in most of the sectors not related to telecommunications performed relatively better, as investors remained concerned about the future of many telecommunications-related companies.

Performance and Portfolio Strategy
For the six-month period ended April 30, 2002, Morgan Stanley Diversified Income Trust's Class B shares posted a total return of -0.98 percent, compared to -0.15 percent for the Lehman Brothers Intermediate U.S. Government/Credit Index*. For the same period, the Trust's Class A, C and D shares returned -0.78 percent, -0.98 percent and -0.55 percent, respectively. The performance of the Trust's four share classes varies because each has different expenses. The total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's negative return can be attributed primarily to the rise in global government bond yields, which affected the investment-grade U.S. and global securities in the Fund's portfolio.

Looking Ahead
With respect to the high-yield portion of the Fund's portfolio, we believe that current prices in the high-yield market have yet to reflect fully the improved outlook for the economy. Further, we believe that recent monetary and fiscal policy initiatives will lead to more normal economic and market environment. We have therefore positioned the high-yield portion of the portfolio to benefit from these initiatives.

While the U.S. and global economy have returned to a growth track, in our view, economic growth will remain subdued for the immediate future, with inflation staying at acceptable levels. This could be

--------------
* The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

Morgan Stanley Diversified Income Trust
LETTER TO THE SHAREHOLDERS [] APRIL 30, 2002 continued

relatively advantageous for U.S. government agency mortgage-backed securities, which constitute a significant portion of the government and mortgage allocation of the portfolio, and for corporate and non-U.S. government securities, which constitute a significant part of the global portion.

We appreciate your ongoing support of Morgan Stanley Diversified Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ---------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President



HOUSEHOLDING NOTICE

TO reduce painting and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Diversified Income Trust
FUND PERFORMANCE [] APRIL 30, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                          Class A Shares*
---------------------------------------------------------------------
PERIOD ENDED 4/30/02
---------------------------
1 Year                               (0.68)%(1)           (4.90)%(2)
Since Inception (7/28/97)            (1.77)%(1)           (2.66)%(2)


                          Class B Shares**
---------------------------------------------------------------------
PERIOD ENDED 4/30/02
---------------------
1 Year                               (1.13)%(1)           (5.73)%(2)
5 Years                              (1.53)%(1)           (1.80)%(2)
10 Years                              2.44 %(1)            2.44 %(2)


                          Class C Shares+
---------------------------------------------------------------------
PERIOD ENDED 4/30/02
---------------------------
1 Year                               (1.20)%(1)           (2.12)%(2)
Since Inception (7/28/97)            (2.38)%(1)           (2.38)%(2)


                           Class D Shares++
---------------------------------------------------------------------
PERIOD ENDED 4/30/02
---------------------------
1 Year                               (0.44)%(1)
Since Inception (7/28/97)            (1.51)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED)


  PRINCIPAL
  AMOUNT IN                                                          COUPON      MATURITY
  THOUSANDS                                                           RATE         DATE         VALUE
-------------                                                     ------------- ---------- --------------
              Government & Corporate Bonds (87.4%)
              Foreign (36.0%)
              Australia (0.5%)
              Cable/Satellite TV (0.0%)
 $    12,468  Australis Holdings Property Ltd. (a) (c) .......... 15.00 %       11/01/02    $    -
       4,700  Australis Media Ltd. (a) (c) ...................... 15.75         05/15/03         -
          90  Australis Media Ltd. (Units)#(a) (c) .............. 15.75         05/15/03         -
                                                                                            -----------
                                                                                                 -
                                                                                            -----------
              Government Obligation (0.5%)
  AUD  3,925  Australian Government Bond (b) ....................  9.00         09/15/04      2,278,444
                                                                                            -----------
              Other Metals/Minerals (0.0%)
 $       495  Murrin Murrin Holdings Property Ltd. ..............  9.375        08/31/07        123,750
                                                                                            -----------
              Total Australia ..........................................................      2,402,194
                                                                                            -----------
              Belgium (2.1%)
              Government Obligations
  EUR  4,250  Belgium (Kingdom of) ..............................  8.50         10/01/07      4,462,627
       5,000  Belgium (Kingdom of) (b) ..........................  5.75         03/28/08      4,674,600
                                                                                            -----------
                                                                                              9,137,227
                                                                                            -----------
              Bermuda (0.1%)
              Personnel Services (0.1%)
         425  Adecco Financial Services .........................  6.00         03/15/06        378,351
                                                                                            -----------
              Specialty Telecommunications (0.0%)
 $       245  Global Crossing Holdings, Ltd. (c) ................  9.50         11/15/09          3,675
                                                                                            -----------
              Total Bermuda ............................................................        382,026
                                                                                            -----------
              Canada (5.2%)
              Airlines (0.1%)
         820  Air Canada Corp. .................................. 10.25         03/15/11        627,300
                                                                                            -----------
              Broadcasting (0.1%)
         215  Corus Entertainment Inc. - 144A* ..................  8.75         03/01/12        223,062
                                                                                            -----------
              Chemical Specialty (0.1%)
         380  Acetex Corp. ...................................... 10.875        08/01/09        395,200
                                                                                            -----------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                  COUPON        MATURITY
  THOUSANDS                                                                   RATE           DATE         VALUE
-------------                                                           ----------------- ---------- ---------------
              Commercial Printing/Forms (0.2%)
 $       100  Quebecor Media Inc.# ....................................    13.75++%       07/15/11    $     66,875
         595  Quebecor Media Inc. .....................................    11.125         07/15/11         631,444
                                                                                                      ------------
                                                                                                           698,319
                                                                                                      ------------
              Consumer/Business Services (0.1%)
         627  MDC Communication Corp. .................................    10.50          12/01/06         558,030
                                                                                                      ------------
              Electronics/Appliances (0.0%)
      12,061  International Semi-Tech Microelectronics, Inc. (a) (c) ..    11.50          08/15/03           6,030
                                                                                                      ------------
              Forest Products (0.2%)
         985  Tembec Industries Inc. ..................................     8.50          02/01/11       1,024,400
                                                                                                      ------------
              Government Obligations (3.8%)
  CAD 20,900  Canada Government Bond (b) ..............................     5.50          06/01/09      13,344,687
       4,550  Canada Government Bond ..................................     7.25          06/01/07       3,164,723
                                                                                                      ------------
                                                                                                        16,509,410
                                                                                                      ------------
              Movies/Entertainment (0.3%)
 $       995  Alliance Atlantis Communications, Inc. ..................    13.00          12/15/09       1,114,400
                                                                                                      ------------
              Publishing: Newspapers (0.1%)
         564  Hollinger Participation - 144A*+ ........................    12.13          11/15/10         535,516
                                                                                                      ------------
              Pulp & Paper (0.2%)
         700  Norske Skog Canada Ltd. .................................     8.625         06/15/11         707,000
                                                                                                      ------------
              Specialty Telecommunications (0.0%)
       3,520  GT Group Telecom Inc. ...................................    13.25++        02/01/10         140,800
       1,300  Worldwide Fiber Inc. (c) ................................    12.00          08/01/09           3,250
                                                                                                      ------------
                                                                                                           144,050
                                                                                                      ------------
              Total Canada .......................................................................      22,542,717
                                                                                                      ------------
              Denmark (2.2%)
              Cable/Satellite TV (0.1%)
       1,380  Callahan-Nordhein Westfalen .............................    14.00          07/15/10         248,400
                                                                                                      ------------
              Finance/Rental/Leasing (1.4%)
  DKK 23,708  Realkredit Denmark ......................................     6.00          10/01/29       2,783,408
      28,609  Unikredit Realkredit ....................................     5.00          10/01/29       3,161,381
                                                                                                      ------------
                                                                                                         5,944,789
                                                                                                      ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                               COUPON     MATURITY
  THOUSANDS                                                RATE        DATE         VALUE
-------------                                          ------------ ---------- ---------------
              Government Obligation (0.7%)
  DKK 25,000  Denmark (Kingdom of) ................... 6.00 %       11/15/09    $  3,158,870
                                                                                ------------
              Total Denmark ................................................       9,352,059
                                                                                ------------
              Finland (1.2%)
              Government Obligation
  GBP  3,500  Finland (Republic of) .................. 8.00         04/07/03       5,234,226
                                                                                ------------
              France (4.3%)
              Government Obligations (4.2%)
  EUR  1,310  France (Republic of) ................... 8.50         10/25/19       1,575,733
       1,500  France (Republic of) ................... 6.50         04/25/11       1,478,250
       3,990  France (Republic of) ................... 5.25         04/25/08       3,653,843
      12,600  France (Republic of) ................... 4.50         07/12/03      11,425,504
                                                                                ------------
                                                                                  18,133,330
                                                                                ------------
              Major Telecommunications (0.1%)
        540   France Telecom ......................... 6.75         03/14/08         489,888
                                                                                ------------
              Total France .................................................      18,623,218
                                                                                ------------
              Germany (6.2%)
              Government Obligations
      5,945   Deutscheland Republic (b) .............. 4.50         07/04/09       5,193,730
     22,290   Deutscheland Republic .................. 6.25         01/04/24      21,803,378
                                                                                ------------
                                                                                  26,997,108
                                                                                ------------
              Greece (1.8%)
              Government Obligations
      3,225   Greece (Republic of) ................... 5.95         03/24/05       3,006,813
      4,842   Hellenic Republic ...................... 6.30         01/29/09       4,634,664
                                                                                ------------
                                                                                   7,641,477
                                                                                ------------
              Luxembourg (0.5%)
              Chemicals: Specialty (0.1%)
        650   Sygenta Lux Finance .................... 5.50         07/10/06         584,809
                                                                                ------------
              Industrial Conglomerates (0.4%)
 $    2,105   Tyco International Group S.A. .......... 6.375        10/15/11       1,674,444
                                                                                ------------
              Total Luxembourg .............................................       2,259,253
                                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE         VALUE
-------------                                                      ------------- ---------- ---------------
              Netherlands (5.1%)
              Cable/Satellite TV (0.0%)
 $     1,620  United Pan-Europe Communications NV (c) ............ 10.88 %       08/01/09    $    210,600
                                                                                             ------------
              Government Obligation (4.7%)
  EUR 22,650  Netherlands (Kingdom of) ...........................  5.75         09/15/02      20,546,041
                                                                                             ------------
              Major Telecommunications (0.2%)
       1,050  Tecnost International ..............................  6.125        07/30/09         922,906
                                                                                             ------------
              Other Transportation (0.1%)
         650  Fixed Link Holding Finance .........................  5.75         02/02/09         588,803
                                                                                             ------------
              Specialty Telecommunications (0.1%)
 $     1,300  Versatel Telecom International NV .................. 13.25         05/15/08         351,000
                                                                                             ------------
              Total Netherlands .........................................................      22,619,350
                                                                                             ------------
              Norway (2.3%)
              Government Obligations
  NOK 46,960  Norwegian Government ...............................  9.50         10/31/02       5,640,866
       5,000  Norwegian Government ...............................  5.75         11/30/04         580,890
      30,000  Norwegian Government ...............................  6.75         01/15/07       3,567,993
                                                                                             ------------
                                                                                                9,789,749
                                                                                             ------------
              Qatar (0.1%)
              Gas Distributors
 $       545  Ras Laffan Liquid Natural Gas Co. - 144A* ..........  8.294        03/15/14         563,912
                                                                                             ------------
              Sweden (2.3%)
              Government Obligation (2.1%)
  SEK 91,875  Swedish Government Bond ............................  5.00         01/15/04       8,954,791
                                                                                             ------------
              Miscellaneous Commercial Services (0.2%)
  EUR  1,000  Securitas AB .......................................  6.125        03/14/08         910,484
                                                                                             ------------
              Total Sweden ..............................................................       9,865,275
                                                                                             ------------
              United Kingdom (2.1%)
              Advertising/Marketing Services (0.2%)
         950  WPP Group PLC ......................................  6.00         06/18/08         851,182
                                                                                             ------------
              Aerospace & Defense (0.1%)
         275  Rolls-Royce PLC ....................................  6.375        06/14/07         249,260
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                     COUPON      MATURITY
  THOUSANDS                                                      RATE         DATE         VALUE
-------------                                               -------------- ---------- ---------------
              Cable/Satellite TV (0.4%)
 $       600  British Sky Broadcasting Group PLC ..........     6.875%     02/23/09    $    566,710
         325  British Sky Broadcasting Group PLC ..........     8.20       07/15/09         329,452
         965  Ono Finance PLC .............................    14.00       02/15/11         414,950
       1,270  Telewest Communications PLC .................     9.875      02/01/10         685,800
                                                                                       ------------
                                                                                          1,996,912
                                                                                       ------------
              Cellular Telephone (0.0%)
       2,000  Dolphin Telecom PLC (a) .....................    11.50 ++    06/01/08             200
       3,500  Dolphin Telecom PLC (a) .....................    14.00 ++    05/15/09             350
                                                                                       ------------
                                                                                                550
                                                                                       ------------
              Financial Conglomerates (0.2%)
  GBP    500  Union Bank of Switzerland London ............     8.00       01/08/07         788,514
                                                                                       ------------
              Government Obligation (0.7%)
       2,005  U.K. Treasury ...............................     5.75       12/07/09       3,018,941
                                                                                       ------------
              Miscellaneous Manufacturing (0.1%)
         325  FKI PLC .....................................     6.625      02/22/10         266,699
                                                                                       ------------
              Real Estate Development (0.2%)
         800  Hammerson PLC ...............................     6.25       06/20/08         729,360
                                                                                       ------------
              Specialty Telecommunications (0.0%)
 $     3,600  Esprit Telecom Group PLC (c) ................    10.875      06/15/08          13,500
       1,200  Esprit Telecom Group PLC (c) ................    11.50       12/15/07           4,500
                                                                                       ------------
                                                                                             18,000
                                                                                       ------------
              Tobacco (0.2%)
  EUR    475  BAT International Finance PLC ...............     4.875      02/25/09         402,964
         700  Imperial Tobacco Finance PLC ................     6.375      09/27/06         635,949
                                                                                       ------------
                                                                                          1,038,913
                                                                                       ------------
              Total United Kingdom ................................................       8,958,331
                                                                                       ------------
              Total Foreign (Cost $194,893,819)....................................     156,368,122
                                                                                       ------------
              United States (51.4%)
              Corporate Bonds (21.2%)
              Advertising/Marketing Services (0.2%)
 $     1,155  Interep National Radio Sales, Inc. ..........    10.00       07/01/08         833,044
                                                                                       ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                            COUPON       MATURITY
  THOUSANDS                                                             RATE          DATE         VALUE
-------------                                                      --------------- ---------- ---------------
              Aerospace & Defense (0.4%)
 $       365  Lockheed Martin Corp. ..............................        7.75 %   05/01/26    $    396,600
       1,075  Loral Space & Communications Ltd. ..................        9.50     01/15/06         721,594
         750  Raytheon Co. .......................................        8.20     03/01/06         815,905
                                                                                               ------------
                                                                                                  1,934,099
                                                                                               ------------
              Alternative Power Generation (0.1%)
         775  Calpine Corp. ......................................        8.50     02/15/11         662,625
                                                                                               ------------
              Auto Parts: O.E.M. (0.5%)
         195  ArvinMeritor .......................................        8.75     03/01/12         208,247
         455  Collins & Aikman Products - 144A* ..................       10.75     12/31/11         475,475
         135  Collins & Aikman Products ..........................       11.50     04/15/06         136,012
         845  Dana Corp. .........................................        9.00     08/15/11         861,900
         305  Dura Operating Corp. - 144A* .......................        8.625    04/15/12         317,962
         150  Lear Corp. (Series B) ..............................        8.11     05/15/09         156,187
         145  Stoneridge Inc. - 144A* ............................       11.50     05/01/12         150,255
                                                                                               ------------
                                                                                                  2,306,038
                                                                                               ------------
              Broadcast/Media (0.3%)
       1,800  Tri-State Outdoor Media Group, Inc. (c) ............       11.00     05/15/08       1,242,000
                                                                                               ------------
              Broadcasting (0.6%)
  EUR    500  Clear Channel Communications, Inc. .................        6.50     07/07/05         441,045
 $        95  Radio One Inc. .....................................        8.875    07/01/11          99,869
         850  Salem Communications Holdings Corp. ................        9.00     07/01/11         890,375
         525  XM Satellite Radio Holdings Inc. ...................       14.00     03/15/10         387,187
         580  Young Broadcasting Inc. ............................       10.00     03/01/11         609,000
                                                                                               ------------
                                                                                                  2,427,476
                                                                                               ------------
              Cable/Satellite TV (1.1%)
          80  Adelphia Communications Corp. (Series B) ...........        9.375    11/15/09          65,200
         770  Adelphia Communications Corp. (Series B) ...........       10.50     07/15/04         696,850
       1,505  Charter Communications Holdings/Charter Capital ....       11.75 ++  05/15/11         857,850
         600  Comcast Cable Communications .......................        8.375    05/01/07         641,717
         930  CSC Holdings Inc. ..................................        7.625    04/01/11         871,177
         700  Echostar DBS Corp. - 144A* .........................        9.125    01/15/09         721,000
       2,255  Knology Holdings, Inc. .............................       11.875++  10/15/07         834,350
         130  Pegasus Communications (Series B) ..................        9.75     12/01/06          76,700
                                                                                               ------------
                                                                                                  4,764,844
                                                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                                COUPON        MATURITY
 THOUSANDS                                                                 RATE           DATE         VALUE
-----------                                                          ----------------- ---------- ---------------
            Casino/Gaming (0.5%)
 $   6,500  Aladdin Gaming Holdings/Capital Corp. LLC (Series B) ...    13.50++%       03/01/10    $    195,000
       315  Harrah's Operating Co., Inc. ...........................     8.00          02/01/11         335,115
       595  Park Place Entertainment ...............................     8.875         09/15/08         629,956
     3,904  Resort At Summer/Ras Co. (Series B) (c) ................    13.00          12/15/07               -
       840  Station Casinos, Inc. ..................................     9.875         07/01/10         912,450
                                                                                                   ------------
                                                                                                      2,072,521
                                                                                                   ------------
            Cellular Telephone (0.5%)
       600  Dobson/Sygnet Communications ...........................    12.25          12/15/08         570,000
     7,090  McCaw International Ltd. ...............................    13.00++        04/15/07         389,950
       250  Nextel Communications, Inc. ............................    10.65++        09/15/07         179,375
       935  Tritel PCS Inc. ........................................    12.75++        05/15/09         836,825
                                                                                                   ------------
                                                                                                      1,976,150
                                                                                                   ------------
            Chemicals: Major Diversified (0.3%)
       430  Equistar Chemical - 144A* ..............................    10.125         09/01/08         423,550
       845  Huntsman ICI Chemicals .................................    10.125         07/01/09         759,444
                                                                                                   ------------
                                                                                                      1,182,994
                                                                                                   ------------
            Chemicals: Specialty (0.3%)
       105  ISP Chemco .............................................    10.25          07/01/11         110,250
       730  ISP Holdings Inc. - 144A* ..............................    10.625         12/15/09         748,250
       400  Lyondell Chemical Co. (Series B) .......................     9.875         05/01/07         396,000
       260  Millennium America Inc. ................................     9.25          06/15/08         263,900
                                                                                                   ------------
                                                                                                      1,518,400
                                                                                                   ------------
            Commercial Printing/Forms (0.1%)
       455  Mail-Well Inc. - 144A* .................................     9.625         03/15/12         459,550
     2,700  Premier Graphics Inc. (a) (c) ..........................    11.50          12/01/05          81,000
                                                                                                   ------------
                                                                                                        540,550
                                                                                                   ------------
            Consumer/Business Services (0.4%)
     1,620  Comforce Operating, Inc. ...............................    12.00          12/01/07         842,400
       835  Muzak LLC ..............................................     9.875         03/15/09         702,444
                                                                                                   ------------
                                                                                                      1,544,844
                                                                                                   ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                          COUPON     MATURITY
 THOUSANDS                                                           RATE        DATE         VALUE
-----------                                                      ------------ ---------- ---------------
            Containers/Packaging (0.4%)
 $   1,100  Owens-Illinois, Inc. ...............................   7.80 %     05/15/18    $    924,000
       290  Pliant Corp. - 144A* ...............................  13.00       06/01/10         300,150
       410  Riverwood International Corp. ......................  10.875      04/01/08         427,425
                                                                                          ------------
                                                                                             1,651,575
                                                                                          ------------
            Department Stores (0.1%)
       545  Federated Department Stores, Inc. ..................   6.90       04/01/29         522,444
                                                                                          ------------
            Diversified Manufacturing (0.2%)
     1,245  Eagle-Picher Industries, Inc. ......................   9.375      03/01/08       1,027,125
                                                                                          ------------
            Drugstore Chains (0.1%)
       825  Rite Aid Corp. .....................................   7.70       02/15/27         499,125
                                                                                          ------------
            Electric Utilities (0.3%)
       575  Mirant Americas General LLC ........................   8.30       05/01/11         549,125
       585  PG&E National Energy Corp. .........................  10.375      05/16/11         611,325
                                                                                          ------------
                                                                                             1,160,450
                                                                                          ------------
            Electronic Components (0.2%)
       115  Flextronics International Ltd. .....................   9.875      07/01/10         124,200
     1,190  Solectron Corp. (Conv.) ............................   0.00       11/20/20         556,325
                                                                                          ------------
                                                                                               680,525
                                                                                          ------------
            Electronic Distributors (0.2%)
       830  BRL Universal Equipment Corp. ......................   8.875      02/15/08         859,050
     5,600  CHS Electronics, Inc. (a) (c) ......................   9.875      04/15/05          49,000
                                                                                          ------------
                                                                                               908,050
                                                                                          ------------
            Electronic Equipment/Instruments (0.1%)
     1,160  High Voltage Engineering, Inc. .....................  10.75       08/15/04         440,800
                                                                                          ------------
            Engineering & Construction (0.1%)
       300  Encompass Services Corp. - 144A* ...................  10.50       05/01/09         202,500
     2,000  Metromedia Fiber Network, Inc. (Series B) ..........  10.00       11/15/08         150,000
                                                                                          ------------
                                                                                               352,500
                                                                                          ------------
            Environmental Services (0.4%)
       740  Allied Waste North America, Inc. (Series B) ........  10.00       08/01/09         760,350
       825  Waste Management, Inc. .............................   7.375      08/01/10         848,261
                                                                                          ------------
                                                                                             1,608,611
                                                                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                          COUPON     MATURITY
 THOUSANDS                                                           RATE        DATE         VALUE
-----------                                                      ------------ ---------- ---------------
            Finance/Rental/Leasing (0.7%)
 $     170  CIT Group Inc. .....................................   6.50 %     02/07/06    $    161,093
       410  CIT Group Inc. .....................................   5.625      05/17/04         395,607
       330  Ford Motor Credit Co. ..............................   7.25       10/25/11         328,765
     1,025  Ford Motor Credit Corp. ............................   7.375      10/28/09       1,034,458
       675  Household Finance Corp. ............................   8.00       07/15/10         725,196
       210  Household Finance Corp. ............................   6.75       05/15/11         208,317
                                                                                          ------------
                                                                                             2,853,436
                                                                                          ------------
            Financial Conglomerates (0.9%)
       275  Case Credit Corp. ..................................   6.125      02/15/03         268,222
       915  General Electric Capital Corp. .....................   6.75       03/15/32         903,491
       390  JP Morgan Chase & Co. ..............................   5.35       03/01/07         387,199
       320  JP Morgan Chase & Co. ..............................   6.625      03/15/12         320,678
     1,205  Prudential Holdings LLC - 144A* ....................   7.245      12/18/23       1,242,620
       840  Prudential Holdings LLC - 144A* ....................   8.695      12/18/23         889,048
                                                                                          ------------
                                                                                             4,011,258
                                                                                          ------------
            Food Distributors (0.2%)
       855  Volume Services America, Inc. ......................  11.25       03/01/09         820,800
                                                                                          ------------
            Food Retail (0.5%)
       695  Albertson's, Inc. ..................................   7.50       02/15/11         741,625
     2,250  Big V Supermarkets, Inc. (Series B) (a) (c) ........  11.00       02/15/04          90,000
     1,130  Kroger Co. .........................................   6.80       04/01/11       1,151,764
                                                                                          ------------
                                                                                             1,983,389
                                                                                          ------------
            Food: Meat/Fish/Dairy (0.4%)
       675  Michael Foods Inc. .................................  11.75       04/01/11         742,500
       755  Smithfield Foods Inc. ..............................   7.625      02/15/08         755,000
       125  Smithfield Foods Inc. - 144A* ......................   8.00       10/15/09         126,406
                                                                                          ------------
                                                                                             1,623,906
                                                                                          ------------
            Government Obligations (0.3%)
       610  United Mexican States Corp. ........................   8.375      01/14/11         651,175
       220  United Mexican States Corp. ........................   8.30       08/15/31         224,620
       345  United Mexican States Corp. ........................   7.50       01/14/12         350,348
                                                                                          ------------
                                                                                             1,226,143
                                                                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                         COUPON     MATURITY
 THOUSANDS                                                          RATE        DATE         VALUE
-----------                                                      ----------- ---------- ---------------
            Forest Products (0.2%)
 $     245  Louisiana Pacific Corp. ............................  8.875%     08/15/10    $    257,238
       545  Louisiana Pacific Corp. ............................ 10.88       11/15/08         588,600
                                                                                         ------------
                                                                                              845,838
                                                                                         ------------
            Home Building (0.6%)
       405  Beazer Homes USA, Inc. .............................  8.625      05/15/11         416,137
       215  Centex Corp. .......................................  7.875      02/01/11         226,207
       245  Centex Corp. .......................................  7.50       01/15/12         251,674
       820  Schuler Homes, Inc. - 144A* ........................  9.375      07/15/09         848,700
       680  Toll Corp. .........................................  8.25       02/01/11         688,500
                                                                                         ------------
                                                                                            2,431,218
                                                                                         ------------
            Home Furnishings (0.0%)
       130  Mohawk Industries Inc. .............................  7.20       04/15/12         133,775
                                                                                         ------------
            Hospital/Nursing Management (0.4%)
       875  HCA Inc. ...........................................  7.875      02/01/11         930,596
       645  Tenet Healthcare Corp.* - 144A .....................  6.875      11/15/31         619,056
                                                                                         ------------
                                                                                            1,549,652
                                                                                         ------------
            Hotels/Resorts/Cruiselines (0.4%)
       255  Hilton Hotels ......................................  7.95       04/15/07         262,178
       600  HMH Properties, Inc. ...............................  7.875      08/01/08         589,500
       495  Horseshoe Gaming Holdings Corp. ....................  8.625      05/15/09         517,275
       185  Prime Hospitality Corp. - 144A* ....................  8.375      05/01/12         188,237
       120  Starwood Hotels Resorts ............................  7.375      05/01/07         120,750
       270  Starwood Hotels Resorts ............................  7.875      05/01/12         271,012
                                                                                         ------------
                                                                                            1,948,952
                                                                                         ------------
            Industrial Conglomerates (0.1%)
       565  Honeywell International, Inc. ......................  6.125      11/01/11         563,099
                                                                                         ------------
            Industrial Specialties (0.4%)
       450  Cabot Safety Corp. ................................. 12.50       07/15/05         465,750
       190  Foamex LP/Capital Corp. - 144A* .................... 10.75       04/01/09         200,450
       625  International Wire Group, Inc. (Series B) .......... 11.75       06/01/05         568,750
       125  Johnsondiversey Inc. - 144A* .......................  9.625      05/15/12         129,844
       260  Ucar Finance Inc. - 144A* .......................... 10.25       02/15/12         273,650
                                                                                         ------------
                                                                                            1,638,444
                                                                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
-----------                                                         ------------ ---------- ---------------
            Internet Software/Services (0.2%)
 $   1,800  Exodus Communications Inc. (a) (c) .................... 11.625%      07/15/10    $    315,000
     2,715  Globix Corp. (c) ...................................... 12.50        02/01/10         447,975
     1,700  PSINet, Inc. (a) (c) .................................. 11.00        08/01/09         170,000
                                                                                             ------------
                                                                                                  932,975
                                                                                             ------------
            Investment Banks/Brokers (0.3%)
     1,105  Goldman Sachs Group Inc. ..............................  6.875       01/15/11       1,123,640
                                                                                             ------------
            Life/Health Insurance (0.3%)
       930  Nationwide Mutual Insurance Co. - 144A* ...............  8.25        12/01/31         955,773
                                                                                             ------------
            Managed Health Care (0.4%)
     1,215  Aetna, Inc. ...........................................  7.875       03/01/11       1,227,168
       515  Health Net, Inc. ......................................  8.375       04/15/11         556,449
                                                                                             ------------
                                                                                                1,783,617
                                                                                             ------------
            Media Conglomerates (0.6%)
       600  AOL Time Warner Inc. ..................................  6.75        04/15/11         568,340
       140  News America Holdings, Inc. ...........................  7.75        02/01/24         136,399
       660  News America Holdings, Inc. ...........................  8.875       04/26/23         718,394
       610  Nextmedia Operating, Inc. - 144A* ..................... 10.75        07/01/11         657,275
       530  Time Warner Co., Inc. .................................  7.57        02/01/24         496,143
                                                                                             ------------
                                                                                                2,576,551
                                                                                             ------------
            Medical Distributors (0.1%)
       350  Amerisource Bergen Corp. - 144A* ......................  8.125       09/01/08         371,000
                                                                                             ------------
            Medical Specialties (0.0%)
     5,100  Mediq Inc./PRN Life Support Services Inc. (a) (c) ..... 11.00        06/01/08          51,000
                                                                                             ------------
            Medical/Nursing Services (0.2%)
       775  Fresenius Medical Capital Trust .......................  7.875       06/15/11         775,000
                                                                                             ------------
            Motor Vehicles (0.1%)
       450  DaimlerChrysler North American Holdings Co. ...........  7.20        09/01/09         465,173
                                                                                             ------------
            Movies/Entertainment (0.1%)
       485  Six Flags Inc. - 144A* ................................  8.875       02/01/10         492,275
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                          COUPON     MATURITY
 THOUSANDS                                                           RATE        DATE         VALUE
-----------                                                      ------------ ---------- ---------------
            Multi-Line Insurance (0.3%)
 $     415  AIG SunAmerica Global Financial - 144A* ............   6.90 %     03/15/32    $    423,512
       780  Farmers Insurance Exchange - 144A* .................   8.625      05/01/24         721,034
                                                                                          ------------
                                                                                             1,144,546
                                                                                          ------------
            Office Equipment/Supplies (0.0%)
     6,890  Mosler, Inc. (c) ...................................  11.00       04/15/03          -
                                                                                          ------------
            Oil & Gas Pipelines (0.2%)
       215  Williams Companies, Inc. ...........................   7.75       06/15/31         201,268
       920  Williams Companies, Inc. (Series A) ................   7.50       01/15/31         837,372
                                                                                          ------------
                                                                                             1,038,640
                                                                                          ------------
            Oil & Gas Production (0.4%)
       640  Chesapeake Energy Corp. ............................   8.125      04/01/11         640,000
       340  Stone Energy Corp. .................................   8.25       12/15/11         347,650
       785  Vintage Petroleum ..................................   7.875      05/15/11         733,975
                                                                                          ------------
                                                                                             1,721,625
                                                                                          ------------
            Oil Refining/Marketing (0.1%)
       555  Tesoro Escrow Corp. - 144A* ........................   9.625      04/01/12         567,487
                                                                                          ------------
            Oilfield Services/Equipment (0.2%)
       570  Hanover Equipment Trust - 144A* ....................   8.50       09/01/08         575,700
       255  Hanover Equipment Trust - 144A* ....................   8.75       09/01/11         258,187
                                                                                          ------------
                                                                                               833,887
                                                                                          ------------
            Other Metals/Minerals (0.2%)
       740  Phelps Dodge Corp. .................................   8.75       06/01/11         746,886
                                                                                          ------------
            Property - Casualty Insurers (0.2%)
       950  Florida Windstorm Underwriting Assoc. - 144A* ......   7.125      02/25/19         978,099
                                                                                          ------------
            Publishing: Books/Magazines (0.2%)
       780  PRIMEDIA, Inc. .....................................   8.875      05/15/11         686,400
                                                                                          ------------
            Publishing: Newspapers (0.1%)
       275  Belo Corp. .........................................   8.00       11/01/08         284,871
                                                                                          ------------
            Pulp & Paper (0.0%)
       195  MeadWestVaco Corp. .................................   6.85       04/01/12         197,735
                                                                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                                COUPON       MATURITY
 THOUSANDS                                                                 RATE          DATE         VALUE
-----------                                                           --------------- ---------- ---------------
            Real Estate Development (0.1%)
 $     660  CB Richard Ellis Services Inc. - 144A* ...................       11.25 %   06/15/11    $   622,050
                                                                                                  ------------
            Real Estate Investment Trusts (0.3%)
       555  EOP Operating L.P. ......................................        6.763    06/15/07         569,732
       420  Istar Financial Inc. ....................................        8.75     08/15/08         428,727
       380  Simon Property Group L.P. ...............................        6.375    11/15/07         380,591
                                                                                                  ------------
                                                                                                     1,379,050
                                                                                                  ------------
            Recreational Products (0.1%)
       580  International Game Technology ...........................        8.375    05/15/09         613,350
                                                                                                  ------------
            Restaurants (0.4%)
    48,756  American Restaurant Group Holdings, Inc. - 144A* (d) ....        0.00     12/15/05       1,491,930
     5,200  FRD Acquisition Corp. (Series B) (a) (c) ................       12.50     07/15/04         416,000
                                                                                                  ------------
                                                                                                     1,907,930
                                                                                                  ------------
            Savings Banks (0.0%)
       140  GS Escrow Corp. .........................................        7.125    08/01/05         140,849
                                                                                                  ------------
            Semiconductors (0.1%)
       325  Fairchild Semiconductors Corp. ..........................       10.50     02/01/09         356,688
                                                                                                  ------------
            Services to the Health Industry (0.3%)
       385  Anthem Insurance - 144A* ................................        9.125    04/01/10         426,692
       740  Omnicare, Inc. (Series B) ...............................        8.125    03/15/11         782,550
                                                                                                  ------------
                                                                                                     1,209,242
                                                                                                  ------------
            Specialty Stores (0.1%)
       475  Autonation, Inc. - 144A* ................................        9.00     08/01/08         504,688
                                                                                                  ------------
            Specialty Telecommunications (1.2%)
       550  American Tower Corp. ....................................        9.375    02/01/09         390,500
     6,500  Birch Telecom Inc. (c) ..................................       14.00     06/15/08          73,125
     1,800  DTI Holdings, Inc. (Series B) ...........................       12.50++   03/01/08           4,500
    16,300  Firstworld Communications, Inc. .........................       13.00++   04/15/08       1,589,250
     2,000  Global Crossing Holdings, Ltd. (c) ......................        8.70     08/01/07          35,000
     1,000  Intermedia Communication Inc. (Series B) ................       11.25++   07/15/07         725,000
     1,030  Pac-West Telecom Inc. (Series B) ........................       13.50     02/01/09         381,100
     1,050  Primus Telecommunications Group, Inc. ...................       12.75     10/15/09         472,500
     1,875  Primus Telecommunications Group, Inc. (Series B) ........        9.875    05/15/08         843,750
       575  Qwest Capital Funding ...................................        7.25     02/15/11         417,241

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                             COUPON       MATURITY
  THOUSANDS                                                              RATE          DATE         VALUE
-------------                                                       --------------- ---------- ---------------
 $     3,800  Viatel Inc. (a) (c) .................................       11.25 %   04/15/08    $     19,000
         800  Viatel Inc. (a) (c) .................................       11.50     03/15/09           4,000
       4,570  World Access, Inc. (a) (c) (d) ......................       13.25     01/15/08         131,388
                                                                                                ------------
                                                                                                   5,086,354
                                                                                                ------------
              Telecommunication Equipment (0.3%)
  EUR    200  Corning Inc. ........................................        6.25     02/18/10          98,100
 $     1,290  Corning Inc. (Conv.) ................................        0.00     11/08/15         645,000
       1,900  Spectrasite Holdings, Inc. ..........................       12.00++   07/15/08         693,500
                                                                                                ------------
                                                                                                   1,436,600
                                                                                                ------------
              Telecommunications (0.8%)
         105  AT&T Corp. - 144A* ..................................        7.30     11/15/11          96,280
         745  AT&T Corp. - 144A* ..................................        8.00     11/15/31         654,810
       5,900  e. Spire Communications, Inc. (a) (c) ...............       13.75     07/15/07         206,500
       2,590  Focal Communications, Corp. (Series B) ..............       12.125++  02/15/08         414,400
       1,300  Hyperion Telecommunication, Inc. (Series B) (c) .....       12.25     09/01/04         273,000
      23,900  In-Flight Phone Corp. (Series B) ....................        0.00     05/15/02            -
      23,900  In-Flight Phone Corp. (Series B) ....................        0.00     05/15/02            -
       1,000  MGC Communications, Inc. (c) ........................       13.00     04/01/10          55,000
       1,925  NEXTLINK Communications, Inc. (c) ...................       10.75     06/01/09         269,500
       2,020  NTL Communications Corp. (Series B) (c) .............       11.88     10/01/10         808,000
       5,400  Rhythms Netconnections, Inc. (a) (c) ................       12.75     04/15/09         108,000
         215  Sprint Capital Corp. - 144A* ........................        8.375    03/15/12         211,675
       1,200  Startec Global Communications Corp. (a) (c) .........       12.00     05/15/08             120
         805  Talton Holdings, Inc. (Series B) ....................       11.00     06/30/07         322,000
         215  WorldCom, Inc. ......................................        7.50     05/15/11         101,050
         250  WorldCom, Inc. ......................................        8.25     05/15/31         110,000
                                                                                                ------------
                                                                                                   3,630,335
                                                                                                ------------
              Trucks/Construction/Farm Machinery (0.2%)
         280  Case Corp. (Series B) ...............................        6.25     12/01/03         269,559
         970  J.B. Poindexter & Co., Inc. .........................       12.50     05/15/04         777,213
                                                                                                ------------
                                                                                                   1,046,772
                                                                                                ------------
              Wholesale Distributors (0.1%)
         580  Burhmann US Inc. ....................................       12.25     11/01/09         626,400
                                                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                            COUPON      MATURITY
  THOUSANDS                                                             RATE         DATE         VALUE
-------------                                                      -------------- ---------- ---------------
              Wireless Telecommunications (0.5%)
 $       380  American Cellular Corp. ............................      9.50 %     10/15/09   $    239,400
         650  AT&T Wireless Services, Inc. .......................      7.875      03/01/11        635,088
      21,800  CellNet Data Systems, Inc. (a) (c) .................     14.00++     10/01/07          2,180
       1,000  Globalstar LP/Capital Corp. (c) ....................     10.75       11/01/04        100,000
       1,850  Globalstar LP/Capital Corp. (c) ....................     11.50       06/01/05        185,000
         915  SBA Communications Corp. ...........................     12.00++     03/01/08        558,150
       5,850  USA Mobile Communications Holdings, Inc. (c) .......     14.00       11/01/04        468,000
       2,400  WinStar Communications, Inc. (a) (c) ...............     12.75       04/15/10            240
       2,255  WinStar Communications, Inc. (a) ...................     14.75++     04/15/10            226
                                                                                              ------------
                                                                                                 2,188,284
                                                                                              ------------
              Total Corporate Bonds (Cost $235,382,610)...................................      91,962,472
                                                                                              ------------
              Mortgage-Backed Securities (16.7%)
              Federal Home Loan Mortgage Corp. (0.3%)
         869  ....................................................      7.00       06/01/04        890,545
         410  ....................................................      8.00       10/01/24        432,913
                                                                                              ------------
                                                                                                 1,323,458
                                                                                              ------------
              Federal National Mortgage Assoc. (b) (13.0%)
          13  ....................................................      6.00       04/01/13         13,643
  AUD  8,740  ....................................................      6.50       07/10/02      4,718,687
 $    10,267  ....................................................      6.50       05/01/31     10,385,651
  GBP  4,670  ....................................................      6.875      06/07/02      6,821,120
 $       744  ....................................................      7.00       10/01/08        777,122
       7,455  ....................................................      7.50       12/01/22-
                                                                                   05/01/32      7,785,717
      21,811  ....................................................      8.00       06/01/22-
              ....................................................                 01/01/31     23,016,939
       2,940  ....................................................      8.50       07/01/17      3,139,395
                                                                                              ------------
                                                                                                56,658,274
                                                                                              ------------
              Government National Mortgage Assoc. (3.4%)
       1,050  ....................................................      7.00       03/15/29      1,083,709
       8,340  ....................................................      7.50       05/15/17-
                                                                                   07/20/25      8,735,734

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                         COUPON      MATURITY
 THOUSANDS                                                          RATE         DATE         VALUE
-----------                                                     ------------ ----------- ---------------
 $   3,752  ................................................... 8.00 %        12/15/22-
                                                                              05/15/30    $  3,973,956
       699  ................................................... 8.50          08/15/22         746,920
                                                                                          ------------
                                                                                            14,540,319
                                                                                          ------------
            Total Mortgage-Backed Securities (Cost $71,857,154).......................      72,522,051
                                                                                          ------------
            U.S. Government Agencies & Obligations (13.5%)
     2,000  Federal Home Loan Banks (0.5%) .................... 5.45          01/12/09       2,001,330
                                                                                          ------------
            Federal National Mortgage Assoc. (5.0%)
     9,885   .................................................. 7.25          01/15/10-
                                                                              05/15/30      11,103,830
     8,800   .................................................. 7.125         01/15/30       9,741,459
     1,000  Principal Strips .................................. 0.00          02/12/04         938,280
                                                                                          ------------
                                                                                            21,783,569
                                                                                          ------------
     2,320  Tennessee Valley Authority (0.5%) ................. 0.00          01/15/03       2,279,247
                                                                                          ------------
            U. S. Treasury Bonds (7.5%)
     6,005  ................................................... 8.75          05/15/20-
                                                                              08/15/20       8,060,640
    42,500  Principal Strips .................................. 0.00          10/17/02-
                                                                              11/15/15      24,558,535
                                                                                          ------------
                                                                                            32,619,175
                                                                                          ------------
            Total U.S. Government Agencies & Obligations (Cost $59,215,099)...........      58,683,321
                                                                                          ------------
            Total United States (Cost $366,454,863)...................................     223,167,844
                                                                                          ------------
            Total Government & Corporate Bonds (Cost $561,348,682)....................     379,535,966
                                                                                          ------------

 NUMBER OF
  SHARES
---------
             Common Stocks (e) (0.2%)
             Aerospace & Defense (0.0%)
    17,824   Orbital Sciences Corp.* .................................................        118,886
                                                                                         ------------
             Apparel/Footwear Retail (0.0%)
1,310,596    County Seat Stores, Inc. (d) ... ........................................           -
                                                                                         ------------
             Casino/Gaming (0.0%)
   10,773    Fitzgerald Gaming Corp. (Class D) .......................................           -
                                                                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                  VALUE
------------                                          ---------------
             Consumer/Business Services (0.1%)
    29,900   Anacomp, Inc. (Class A) ..............    $    523,250
                                                       ------------
             Food: Specialty/Candy (0.0%)
     2,423   SFAC New Holdings Inc.* (d) ..........          -
       445   SFFB Holdings, Inc. (d) ..............          -
   198,750   Specialty Foods Acquisition Corp.
             - 144A*                                         -
                                                       ------------
                                                             -
                                                       ------------
             Medical/Nursing Services (0.0%)
   512,862   Raintree Healthcare Corp. (d) ........          -
                                                       ------------
             Restaurants (0.0%)
     6,000   American Restaurant Group Holdings, Inc.
             - 144A* ..............................          -
                                                       ------------

             Specialty Telecommunications (0.0%)
    37,335   Versatel Telecom International NV (ADR)
             (Netherlands) ........................          15,307
    20,110   World Access, Inc. (d) ...............              20
                                                       ------------
                                                             15,327
                                                       ------------
             Telecommunication Equipment (0.0%)
   196,000   FWT Inc. (Class A) (d) ...............           1,960
                                                       ------------
             Telecommunications (0.1%)
    38,099   Covad Communications Group, Inc.* ....          76,579
    14,595   Focal Communications Corp. ...........          82,608
                                                       ------------
                                                            159,187
                                                       ------------
             Textiles (0.0%)
   298,462   United States Leather, Inc. (d) ......          -
                                                       ------------
             Wireless Telecommunications (0.0%)
   911,169   Arch Wireless Inc. ...................           5,467
    43,277   Vast Solutions, Inc. (Class B1) (d) ..          -
    43,277   Vast Solutions, Inc. (Class B2) (d) ..          -
    43,277   Vast Solutions, Inc. (Class B3) (d) ..          -
                                                       ------------
                                                              5,467
                                                       ------------
             Total Common Stocks (Cost $58,221,030)         824,077
                                                       ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                     VALUE
------------                                             --------------
             Convertible Preferred Stocks (0.0%)
             Oil & Gas Production (0.0%)
       989   XCL Ltd. - 144A* ........................    $    -
     5,000   XCL Ltd. (Units)# - 144A ................         -
                                                          -----------
                                                               -
                                                          -----------
             Specialty Telecommunications (0.0%)
     7,215   McleodUSA Inc. ..........................         38,241
                                                          -----------
             Total Convertible Preferred Stocks (Cost
             $1,051,646) .............................         38,241
                                                          -----------
             Non-Convertible Preferred Stocks (1.0%)
             Broadcasting (0.2%)
        76   Paxson Communications ...................        713,344
                                                          -----------
             Cellular Telephone (0.1%)
       245   Dobson Communications Corp. (Series A) ..        181,300
       939   Nextel Communications, Inc. (Series D) ..        443,838
                                                          -----------
                                                              625,138
                                                          -----------
             Electric Utilities (0.2%)
       789   TNP Enterprises Inc. ....................        789,000
                                                          -----------
             Publishing: Books/Magazines (0.0%)
       975   PRIMEDIA, Inc. (Series D) ...............         46,800
                                                          -----------
             Restaurants (0.1%)
     2,574   American Restaurant Group Holdings, Inc.
             (Series B)+ .............................        447,954
                                                          -----------

             Specialty Telecommunications (0.2%)
       835   Broadwing Communications, Inc. (Series B).       398,713
        67   Crown Castle International Corp. ........         35,212
       518   Intermedia Communication (Series B) .....        274,688
    27,718   XO Communications, Inc. .................          1,386
                                                          -----------
                                                              709,999
                                                          -----------
             Telecommunication Equipment (0.2%)
 2,244,200   FWT Inc. (Series A) (d) .................        897,680
                                                          -----------
             Total Non-Convertible Preferred Stocks
             (Cost $16,538,866) ......................      4,229,915
                                                          -----------




                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


 NUMBER OF                                                      EXPIRATION
  WARRANTS                                                         DATE         VALUE
-----------                                                    ----------- ---------------
            Warrants (e) (0.0%)
            Aerospace & Defense (0.0%)
    1,000   Sabreliner Corp. - 144A* .......................    04/15/03    $    -
                                                                            -----------
            Broadcasting (0.0%)
    4,000   UIH Australia/Pacific Inc. .....................    05/15/06         -
      800   XM Satellite Radio Holdings Inc. - 144A* .......    03/15/10          24,000
                                                                            ------------
                                                                                  24,000
                                                                            ------------
            Cable/Satellite TV (0.0%)
      965   Ono Finance PLC (Rights) - 144A* (United Kingdom)   02/15/11           2,412
                                                                            ------------
            Casino/Gaming (0.0%)
   68,000   Aladdin Gaming Enterprises, Inc. - 144A* .......    03/01/10         -
    3,250   Resort at Summerlin - 144A* ....................    12/15/07         -
                                                                            ------------
                                                                                 -
                                                                            ------------
            Cellular Telephone (0.0%)
    5,300   McCaw International Ltd. - 144A* ...............    04/15/07         -
                                                                            ------------
            Electric Utilities (0.0%)
      965   TNP Enterprises Inc. - 144A* ...................    04/01/11          28,950
                                                                            ------------
            Internet Software/Services (0.0%)
   16,300   Verado Holdings Inc. - 144A* ...................    04/15/08         -
                                                                            ------------
            Restaurants (0.0%)
    1,500   American Restaurant Group Holdings, Inc. - 144A* .  08/15/08         -
                                                                            ------------
            Specialty Telecommunications (0.0%)
    6,500   Birch Telecom Inc. - 144A* .....................    06/15/08         -
    3,520   GT Group Telecom Inc. - 144A* (Canada) .........    02/01/10           5,280
   15,988   McleodUSA Inc. .................................    04/16/07           3,198
                                                                            ------------
                                                                                   8,478
                                                                            ------------
            Telecommunications (0.0%)
    1,200   Startec Global Communications Corp. - 144A* ....    05/15/08         -
                                                                            ------------
            Total Warrants (Cost $449,128)..............................          63,840
                                                                            ------------



                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


   PRINCIPAL
   AMOUNT IN                                                         COUPON      MATURITY
   THOUSANDS                                                          RATE         DATE          VALUE
--------------                                                     ----------- ------------ ---------------
               Short-Term Investment (10.5%)
               Repurchase Agreement
 $    45,693   Joint repurchase agreement account (dated 04/30/02;
               proceeds $45,695,418) (f)
               (Cost $45,693,000)................................. 1.905%       05/01/02     $ 45,693,000
                                                                                             ------------

               Total Investments (Cost $683,302,352) (g)....................     99.1%        430,385,039
               Other Assets in Excess of Liabilities .......................      0.9           3,957,795
                                                                                -----        ------------
               Net Assets ..................................................    100.0%       $434,342,834
                                                                                =====        ============

------------

ADR  American Depository Receipt
*    Resale is restricted to qualified institutional investors.
# Consists of one or more class of securities traded together as a unit; stocks or bonds with attached warrants.
+    Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)  Issuer in bankruptcy.
(b) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(c)  Non-income producing security; bond in default.
(d)  Acquired through exchange offer.
(e)  Non-income producing securities.
(f)  Collateralized by federal agency and U.S. Treasury obligations.
(g) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,940,265 and the aggregate gross unrealized depreciation is $259,857,578, resulting in net unrealized depreciation of $252,917,313.


FUTURES CONTRACTS OPEN AT APRIL 30, 2002:


 NUMBER OF     LONG/       DESCRIPTION, DELIVERY MONTH,       UNDERLYING FACE     UNREALIZED
 CONTRACTS     SHORT                 AND YEAR                 AMOUNT AT VALUE     GAIN/LOSS
-----------   -------   ----------------------------------   -----------------   -----------
    291         Long    US Treasury Note 5 Year, 06/2002       $ 30,859,642       $185,775
    210         Long    US Treasury Future, 06/2002              36,975,287        138,788
     23        Short    US Treasury Future, 06/2002              (2,427,938)         3,416
     50        Short    US Treasury Bond, 06/2002                (5,115,620)        14,340
     43         Long    US Treasury Bond, 06/2002                 4,399,438         (2,945)
                                                               ------------       --------
Net unrealized gain ........................................................      $339,374
                                                                                  ========


                        See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
PORTFOLIO OF INVESTMENTS [] APRIL 30, 2002 (UNAUDITED) continued


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2002:


                                                               UNREALIZED
              CONTRACTS           IN EXCHANGE    DELIVERY     APPRECIATION
              TO DELIVER              FOR          DATE      (DEPRECIATION)
     --------------------------- ------------- ------------ ---------------
            AUD 2,500,000         $1,261,325    05/06/2002     $ (83,326)
            CAD 2,040,000          1,267,868    05/31/2002       (32,132)
            EUR 3,500,000          3,143,000    07/31/2002         5,476
            EUR 2,150,000          1,927,583    07/31/2002          (247)
                                                               ---------

       Net unrealized depreciation ......................      $(110,229)
                                                               =========


 Currency Abbreviations:
-------------------------
AUD   Australian Dollar.
CAD   Canadian Dollar.
DKK   Danish Krone.
EUR   Euro.
GBP   British Pound.
NOK   Norweigan Krone
SEK   Swedish Krone.

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
April 30, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $683,302,352) .....................................................      $430,385,039
Unrealized appreciation on open forward foreign currency contracts .......             5,476
Cash (including $176,906 in foreign currency) ............................           291,700
Receivable for:
  Interest ...............................................................         7,538,496
  Investments sold .......................................................         1,460,492
  Shares of beneficial interest sold .....................................           362,534
  Variation margin receivable ............................................            27,060
  Dividends ..............................................................            26,094
Prepaid expenses and other assets ........................................            77,693
                                                                                 -----------
  Total Assets ...........................................................       440,174,584
                                                                                 -----------
Liabilities:
Unrealized depreciation on open forward foreign currency contracts .......           115,705
Payable for:
  Investments purchased ..................................................         4,464,876
  Shares of beneficial interest repurchased ..............................           581,788
  Distribution fee .......................................................           314,447
  Investment management fee ..............................................           157,482
Accrued expenses and other payables ......................................           197,452
                                                                                 -----------
  Total Liabilities ......................................................         5,831,750
                                                                                 -----------
  Net Assets .............................................................      $434,342,834
                                                                                 ===========
Composition of Net Assets:
Paid-in-capital ..........................................................      $802,299,052
Net unrealized depreciation ..............................................      (252,619,353)
Dividends in excess of net investment income .............................        (5,907,197)
Accumulated net realized loss ............................................      (109,429,668)
                                                                                 -----------
  Net Assets .............................................................      $434,342,834
                                                                                 ===========
Class A Shares:
Net Assets ...............................................................       $27,967,821
Shares Outstanding (unlimited authorized, $.01 par value) ................         4,770,619
  Net Asset Value Per Share ..............................................             $5.86
                                                                                  ==========
  Maximum Offering Price Per Share,
  (net asset value plus 4.44% of net asset value) ........................             $6.12
                                                                                  ==========
Class B Shares:
Net Assets ...............................................................      $387,307,712
Shares Outstanding (unlimited authorized, $.01 par value) ................        66,475,732
  Net Asset Value Per Share ..............................................             $5.83
                                                                                  ==========
Class C Shares:
Net Assets ...............................................................       $12,051,515
Shares Outstanding (unlimited authorized, $.01 par value) ................         2,070,261
  Net Asset Value Per Share ..............................................             $5.82
                                                                                  ==========
Class D Shares:
Net Assets ...............................................................        $7,015,786
Shares Outstanding (unlimited authorized, $.01 par value) ................         1,206,298
  Net Asset Value Per Share ..............................................             $5.82
                                                                                  ==========

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2002 (unaudited)

Net Investment Income:
Income
Interest .................................................................................    $  17,232,709
Dividends ................................................................................           98,781
                                                                                              -------------
                                                                                                 17,331,490
                                                                                              -------------
Expenses
Distribution fee (Class A shares) ........................................................           18,055
Distribution fee (Class B shares) ........................................................        1,765,919
Distribution fee (Class C shares) ........................................................           51,625
Investment management fee ................................................................          924,579
Transfer agent fees and expenses .........................................................          295,029
Shareholder reports and notices ..........................................................           58,282
Professional fees ........................................................................           48,904
Registration fees ........................................................................           32,393
Custodian fees ...........................................................................           30,138
Trustees' fees and expenses ..............................................................           10,066
Other ....................................................................................           12,280
                                                                                              -------------
  Total Expenses .........................................................................        3,247,270
                                                                                              -------------
  Net Investment Income ..................................................................       14,084,220
                                                                                              -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments ............................................................................      (13,197,397)
  Futures contracts ......................................................................        1,484,522
  Foreign exchange transactions ..........................................................       (4,084,295)
                                                                                              -------------
  Net Loss ...............................................................................      (15,797,170)
                                                                                              -------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................................................       (4,594,011)
  Futures contracts ......................................................................          754,921
  Translation of forward foreign currency contracts, other assets and liabilities
  denominated in foreign currencies ......................................................         (158,861)
                                                                                              -------------
  Net Depreciation .......................................................................       (3,997,951)
                                                                                              -------------
  Net Loss ...............................................................................      (19,795,121)
                                                                                              -------------
Net Decrease .............................................................................    $  (5,710,901)
                                                                                              =============



                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                  FOR THE SIX        FOR THE YEAR
                                                                                 MONTHS ENDED           ENDED
                                                                                APRIL 30, 2002     OCTOBER 31, 2001
                                                                               ----------------   -----------------
                                                                                 (unaudited  )
Increase (Decrease) in Net Assets:
Operations:
Net investment income ......................................................    $  14,084,220       $  45,446,707
Net realized loss ..........................................................      (15,797,170)        (59,343,896)
Net change in unrealized depreciation ......................................       (3,997,951)        (17,947,572)
                                                                                -------------       -------------
  Net Decrease .............................................................       (5,710,901)        (31,844,761)
                                                                                -------------       -------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares ...........................................................       (1,115,208)         (1,321,334)
  Class B shares ...........................................................      (14,720,302)        (23,447,359)
  Class C shares ...........................................................         (431,667)           (638,996)
  Class D shares ...........................................................         (240,261)           (205,884)
Paid-in-capital
  Class A shares ...........................................................             -               (960,700)
  Class B shares ...........................................................             -            (17,047,827)
  Class C shares ...........................................................             -               (464,594)
  Class D shares ...........................................................             -               (149,692)
                                                                                -------------       -------------
  Total Dividends and Distributions ........................................      (16,507,438)        (44,236,386)
                                                                                -------------       -------------
Net decrease from transactions in shares of beneficial interest ............      (47,893,862)        (14,080,831)
                                                                                -------------       -------------
  Net Decrease .............................................................      (70,112,201)        (90,161,978)

Net Assets:
Beginning of period ........................................................      504,455,035         594,617,013
                                                                                -------------       -------------
End of Period
(Including dividends in excess of net investment income of $5,907,197 and
$4,345,185, respectively) ..................................................    $ 434,342,834       $ 504,455,035
                                                                                =============       =============


                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
NOTES TO FINANCIAL STATEMENTS []  APRIL 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Diversified Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

Morgan Stanley Diversified Income Trust
NOTES TO FINANCIAL STATEMENTS []  APRIL 30, 2002 (UNAUDITED) continued

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for

Morgan Stanley Diversified Income Trust
NOTES TO FINANCIAL STATEMENTS []  APRIL 30, 2002 (UNAUDITED) continued

federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc., (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain

Morgan Stanley Diversified Income Trust
NOTES TO FINANCIAL STATEMENTS []  APRIL 30, 2002 (UNAUDITED) continued

distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,262,752 at April 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.13% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $6,427, $446,884 and $2,800, respectively and received $25,536 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $142,724,252 and $225,784,512, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $82,587,338 and $82,896,889, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $8,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Diversified Income Trust
NOTES TO FINANCIAL STATEMENTS []  APRIL 30, 2002 (UNAUDITED) continued

retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,237. At April 30, 2002, the Fund had an accrued pension liability of $83,673, which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:


                                                               FOR THE SIX                       FOR THE YEAR
                                                               MONTHS ENDED                         ENDED
                                                              APRIL 30, 2002                   OCTOBER 31, 2001
                                                     -------------------------------- ----------------------------------
                                                               (unaudited)
                                                          SHARES          AMOUNT            SHARES            AMOUNT
                                                     --------------- ----------------  ---------------- -----------------
CLASS A SHARES
Sold ...............................................     3,301,775    $  19,451,577        24,119,959    $  159,314,740
Reinvestment of dividends and distributions ........        80,165          467,880           148,935           937,006
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................          -                -            3,638,880        23,497,752
Redeemed ...........................................    (3,494,637)     (20,562,073)      (24,935,950)     (163,827,889)
                                                        ----------    -------------       -----------    --------------
Net increase (decrease) - Class A ..................      (112,697)        (642,616)        2,971,824        19,921,609
                                                        ----------    -------------       -----------    --------------
CLASS B SHARES
Sold ...............................................     3,834,956       22,832,849        25,354,450       165,232,153
Reinvestment of dividends and distributions ........     1,013,744        5,929,448         2,550,495        16,390,453
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................          -                -            6,442,147        41,635,044
Redeemed ...........................................   (12,928,206)     (76,128,619)      (40,838,471)     (263,689,883)
                                                       -----------    -------------       -----------    --------------
Net decrease - Class B .............................    (8,079,506)     (47,366,322)       (6,491,379)      (40,432,233)
                                                       -----------    -------------       -----------    --------------
CLASS C SHARES
Sold ...............................................       288,327        1,702,247         2,285,325        15,308,131
Reinvestment of dividends and distributions ........        38,922          227,359            87,763           562,685
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................          -                -              148,730           959,611
Redeemed ...........................................      (349,604)      (2,059,033)       (2,483,869)      (16,469,257)
                                                       -----------    -------------       -----------    --------------
Net increase (decrease) - Class C ..................       (22,355)        (129,427)           37,949           361,170
                                                       -----------    -------------       -----------    --------------
CLASS D SHARES
Sold ...............................................       852,069        5,072,074         2,152,530        13,440,047
Reinvestment of dividends and distributions ........        24,651          144,141            33,204           209,002
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................          -                -            1,113,962         7,209,129
Redeemed ...........................................      (823,678)      (4,971,712)       (2,360,163)      (14,789,555)
                                                       -----------    -------------       -----------    --------------
Net increase - Class D .............................        53,042          244,503           939,533         6,068,623
                                                       -----------    -------------       -----------    --------------
Net decrease in Fund ...............................    (8,161,516)   $ (47,893,862)       (2,542,073)   $  (14,080,831)
                                                       ===========    =============       ===========    ==============

Morgan Stanley Diversified Income Trust
NOTES TO FINANCIAL STATEMENTS []  APRIL 30, 2002 (UNAUDITED) continued

6. Federal Income Tax Status
At October 31, 2001, the Fund had a net capital loss carryover of approximately $94,019,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

                                       AMOUNT IN THOUSANDS
--------------------------------------------------------------------------------------------------
    2002         2003        2004        2005        2006        2007         2008         2009
-----------   ---------   ---------   ---------   ---------   ----------   ----------   ----------
$  3,024       $3,892      $2,953      $7,131      $7,532      $10,929      $18,698      $39,860
========       ======      ======      ======      ======      =======      =======      =======

Due to the Fund's acquisition of Morgan Stanley Dean Witter World Wide Income Trust, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to interest on bonds in default.

The Investment Manager has determined that distribution from paid-in-capital is likely to occur for the fiscal year ended October 31, 2002.


7. Purpose of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures and interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2002, there were outstanding forward and futures contracts.

Morgan Stanley Diversified Income Trust
NOTES TO FINANCIAL STATEMENTS []  APRIL 30, 2002 (UNAUDITED) continued

8. Acquisition of Morgan Stanley Dean Witter World Wide Income Trust
On April 9, 2001, the Fund acquired all the net assets of the Morgan Stanley Dean Witter World Wide Income Trust ("World Wide") based on the respective valuations as of the close of business on April 6, 2001 pursuant to a plan of reorganization approved by the shareholders of World Wide on March 27, 2001. The acquisition was accomplished by a tax-free exchange of 3,638,880 Class A shares of the Fund at a net asset value of $6.46 per share for 3,198,254 shares of World Wide; 6,442,147 Class B shares of the Fund at a net asset value of $6.46 per share for 5,654,385 Class B shares of World Wide; 148,730 Class C shares of the Fund at a net asset value of $6.45 per share for 130,518 Class C shares of World Wide; and 1,113,962 Class D shares of the Fund at a net asset value of $6.47 per share for 977,929 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $531,425,562 and $73,301,536, respectively, including unrealized depreciation of $7,266,202 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $604,727,098.

9. Change in Accounting Policy
Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $861,206 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as October 30, 2001.

The effect of this change for the six months ended April 30, 2002 was to decrease net investment income by $1,854,523; decrease unrealized depreciation by $133,028; and decrease net realized losses by $1,721,495. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Diversified Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                        FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31,
                                                        MONTHS ENDED      ----------------------------------------------------------
                                                       APRIL 30, 2002         2001             2000       1999            1998
                                                    --------------------  ---------------  ----------- ------------  --------------
                                                        (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .............     $  6.10             $  6.97          $  8.16      $  9.01         $  9.46
                                                      --------             -------          -------      -------         -------
Income (loss) from investment operations:
 Net investment income++ .........................        0.20 (5)            0.56             0.72         0.74            0.74
 Net realized and unrealized gain (loss) .........       (0.21)(5)           (0.88)           (1.23)       (0.87)          (0.46)
                                                      --------             -------          -------      -------         -------
Total income (loss) from investment
 operations ......................................       (0.01)              (0.32)           (0.51)       (0.13)           0.28
                                                      --------             -------          -------      -------         -------
Less dividends and distributions from:
 Net investment income ...........................       (0.23)              (0.32)           (0.62)       (0.63)          (0.70)
 Paid-in-capital .................................         -                 (0.23)           (0.06)       (0.09)          (0.03)
                                                      --------             -------          -------      -------         -------
Total dividends and distributions ................       (0.23)              (0.55)           (0.68)       (0.72)          (0.73)
                                                      --------             -------          -------      -------         -------
Net asset value, end of period ...................     $  5.86             $  6.10          $  6.97      $  8.16         $  9.01
                                                      ========             =======          =======      =======         =======
Total Return+ ....................................       (0.78)%(1)          (4.62)%          (6.66)%      (1.61)%          2.86 %
Ratios to Average Net Assets:
Expenses .........................................        0.74%(2)(3)         0.76%(3)(4)     0.73%(3)      0.72%(3)        0.77%(3)
Net investment income ............................        7.56%(2)(3)(5)      8.78%(3)(4)     9.28%(3)      8.56%(3)        7.94%(3)
Supplemental Data:
Net assets, end of period, in thousands ..........     $27,968             $29,769         $13,318       $21,828         $15,130
Portfolio turnover rate ..........................          33%(1)             110%             40%           71%            130 %



                                                     FOR THE PERIOD
                                                     JULY 28, 1997*
                                                        THROUGH
                                                    OCTOBER 31, 1997
                                                   -----------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .............    $    9.40
                                                      ---------
Income (loss) from investment operations:
 Net investment income++ .........................         0.22
 Net realized and unrealized gain (loss) .........         0.04
                                                      ---------
Total income (loss) from investment
 operations ......................................         0.26
                                                      ---------
Less dividends and distributions from:
 Net investment income ...........................        (0.20)
 Paid-in-capital .................................            -
                                                      ---------
Total dividends and distributions ................        (0.20)
                                                      ---------
Net asset value, end of period ...................    $    9.46
                                                      =========
Total Return+ ....................................         2.74%(1)
Ratios to Average Net Assets:
Expenses .........................................         0.85%(2)
Net investment income ............................         8.98%(2)
Supplemental Data:
Net assets, end of period, in thousands ..........    $   4,933
Portfolio turnover rate ..........................          104%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.
(5) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized gain or loss per share by $0.02 and decrease the ratio of net investment income to average net assets by 0.80%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
FINANCIAL HIGHLIGHTS continued


                                                    FOR THE SIX
                                                    MONTHS ENDED
                                                   APRIL 30, 2002
                                              -----------------------
                                                    (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ........      $   6.10
                                                   --------
Income (loss) from investment operations:
 Net investment income++ ....................          0.18 (5)
 Net realized and unrealized loss ...........         (0.24)(5)
                                                   --------
Total income (loss) from investment
 operations .................................         (0.06)
                                                   --------
Less dividends and distributions from:
 Net investment income ......................         (0.21)
 Paid-in-capital ............................           -
                                                   --------
Total dividends and distributions ...........         (0.21)
                                                   --------
Net asset value, end of period ..............      $   5.83
                                                   ========
Total Return+ ...............................         (0.98)%(1)
Ratios to Average net Assets:
Expenses ....................................          1.46%(2)(3)
Net investment income .......................          6.84%(2)(3)(5)
Supplemental Data:
Net assets, end of period, in thousands .....      $387,308
Portfolio turnover rate .....................            33%(1)



                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------------
                                                     2001            2000           1999          1998           1997*
                                              ----------------- -------------- -------------- -------------- ------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ........  $   6.98           $   8.16       $   9.01         $     9.46    $  9.78
                                               --------           --------       --------         ----------    -------
Income (loss) from investment operations:
 Net investment income++ ....................      0.53               0.67           0.68               0.68       0.74
 Net realized and unrealized loss ...........     (0.90)             (1.22)         (0.87)             (0.46)     (0.15)
                                               --------           --------       --------         ----------    --------
Total income (loss) from investment
 operations .................................     (0.37)             (0.55)         (0.19)              0.22       0.59
                                               --------           --------       --------         ----------    --------
Less dividends and distributions from:
 Net investment income ......................     (0.30)             (0.58)         (0.58)             (0.65)      (0.91)
 Paid-in-capital ............................     (0.21)             (0.05)         (0.08)             (0.02)       -
                                               --------           --------       --------         ----------    --------
Total dividends and distributions ...........     (0.51)             (0.63)         (0.66)             (0.67)      (0.91)
                                               --------           --------       --------         ----------    --------
Net asset value, end of period ..............  $   6.10           $   6.98       $   8.16         $     9.01    $   9.46
                                               ========           ========       ========         ==========    ========
Total Return+ ...............................     (5.37)%            (7.24)%        (2.14)%             2.23 %      6.46 %
Ratios to Average net Assets:
Expenses ....................................      1.41%(3)(4)        1.38%(3)       1.38%(3)           1.38%(3)    1.40%
Net investment income .......................      8.13%(3)(4)        8.63%(3)       7.90%(3)           7.33%(3)    7.90%
Supplemental Data:
Net assets, end of period, in thousands .....  $454,883           $565,493       $859,553         $1,024,021    $915,899
Portfolio turnover rate .....................       110%                40%            71%               130%        104%

------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.
(5) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized gain or loss per share by $0.02 and decrease the ratio of net investment income to average net assets by 0.80%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
FINANCIAL HIGHLIGHTS continued



                                                          FOR THE SIX
                                                         MONTHS ENDED
                                                        APRIL 30, 2002
                                                   ------------------------
                                                          (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .............        $  6.09
                                                         --------
Income (loss) from investment operations:
 Net investment income++ .........................           0.18 (5)
 Net realized and unrealized gain (loss) .........          (0.24)(5)
                                                         --------
Total income (loss) from investment
 operations ......................................          (0.06)
                                                         --------
Less dividends and distributions from:
 Net investment income ...........................          (0.21)
 Paid-in-capital .................................            -
                                                         --------
Total dividends and distributions ................          (0.21)
                                                         --------
Net asset value, end of period ...................        $  5.82
                                                         ========
Total Return+ ....................................          (0.98)% (1)
Ratios to Average Net Assets:
Expenses .........................................           1.46%(2)(3)
Net investment income ............................           6.84%(2)(3)(5)
Supplemental Data:
Net assets, end of period, in thousands ..........       $12,052
Portfolio turnover rate ..........................            33%(1)



                                                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR ENDED OCTOBER 31,                     JULY 28, 1997*
                                               ----------------------------------------------------------------       THROUGH
                                                      2001            2000           1999            1998         OCTOBER 31, 1997
                                               ----------------- -------------- -------------- ----------------  -----------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .........  $  6.97           $  8.15        $  9.00          $    9.45         $    9.40
                                                -------           -------        -------          ---------         ---------
Income (loss) from investment operations:
 Net investment income++ .....................     0.53              0.67           0.68               0.68              0.20
 Net realized and unrealized gain (loss) .....    (0.90)            (1.22)         (0.87)             (0.46)             0.04
                                                -------           -------        -------          ---------         ---------
Total income (loss) from investment
 operations ..................................    (0.37)            (0.55)         (0.19)              0.22              0.24
                                                -------           -------        -------          ---------         ---------
Less dividends and distributions from:
 Net investment income .......................    (0.30)            (0.58)         (0.58)             (0.65)            (0.19)
 Paid-in-capital .............................    (0.21)            (0.05)         (0.08)             (0.02)                -
                                                -------           -------        -------          ---------         ---------
Total dividends and distributions ............    (0.51)            (0.63)         (0.66)             (0.67)            (0.19)
                                                -------           -------        -------          ---------         ---------
Net asset value, end of period ...............  $  6.09           $  6.97        $  8.15          $    9.00         $    9.45
                                                =======           =======        =======          =========         =========
Total Return+ ................................    (5.38)%           (7.12)%        (2.25)%             2.26%             2.52%(1)
Ratios to Average Net Assets:
Expenses .....................................     1.35%(3)(4)       1.38%(3)       1.38%(3)           1.38%(3)          1.44%(2)
Net investment income ........................     8.19%(3)(4)       8.63%(3)       7.90%(3)           7.33%(3)          8.17%(2)
Supplemental Data:
Net assets, end of period, in thousands ......  $12,754           $14,313        $19,450          $  15,659         $   3,773
Portfolio turnover rate ......................      110%               40%            71%               130%              104%




------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.
(5) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized gain or loss per share by $0.02 and decrease the ratio of net investment income to average net assets by 0.80%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
FINANCIAL HIGHLIGHTS continued



                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                    APRIL 30, 2002
                                               -----------------------
                                                     (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .........      $ 6.11
                                                    ------
Income (loss) from investment operations:
 Net investment income++ .....................        0.20 (5)
 Net realized and unrealized gain (loss) .....       (0.26)(5)
                                                  --------
Total income (loss) from investment
 operations ..................................       (0.06)
                                                  --------
Less dividends and distributions from:
 Net investment income .......................       (0.23)
 Paid-in-capital .............................         -
                                                  --------
Total dividends and distributions ............       (0.23)
                                                  --------
Net asset value, end of period ...............      $ 5.82
                                                  ========
Total Return+ ................................       (0.55)%(1)
Ratios to Average Net Assets:
Expenses .....................................        0.61%(2)(3)
Net investment income ........................        7.69%(2)(3)(5)
Supplemental Data:
Net assets, end of period, in thousands ......      $7,016
Portfolio turnover rate ......................          33%(1)



                                                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR ENDED OCTOBER 31,                    JULY 28, 1997*
                                               ----------------------------------------------------------------      THROUGH
                                                      2001            2000           1999            1998        OCTOBER 31, 1997
                                               ----------------- -------------- -------------- ---------------- -----------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ......... $ 6.99            $ 8.15         $ 9.00            $ 9.45           $    9.40
                                                ------            ------         ------            ------          ---------
Income (loss) from investment operations:
 Net investment income++ .....................   0.56              0.72           0.76              0.76                0.23
 Net realized and unrealized gain (loss) .....  (0.87)            (1.19)         (0.88)            (0.46)               0.02
                                                ------            ------         ------            ------          ---------
Total income (loss) from investment
 operations ..................................  (0.31)            (0.47)         (0.12)             0.30                0.25
                                                ------            ------         ------            ------          ---------
Less dividends and distributions from:
 Net investment income .......................  (0.33)            (0.63)         (0.64)            (0.72)              (0.20)
 Paid-in-capital .............................  (0.24)            (0.06)         (0.09)            (0.03)                  -
                                                ------            ------         ------            ------          ---------
Total dividends and distributions ............  (0.57)            (0.69)         (0.73)            (0.75)              (0.20)
                                                ------            ------         ------            ------          ---------
Net asset value, end of period ............... $ 6.11            $ 6.99         $ 8.15            $ 9.00          $    9.45
                                                ======            ======         ======            ======          =========
Total Return+ ................................  (4.56)%           (6.20)%        (1.42)%            3.21 %             2.69%(1)
Ratios to Average Net Assets:
Expenses .....................................   0.56 %(3)(4)      0.53 %(3)      0.53 %(3)         0.53%(3)           0.59%(2)
Net investment income ........................   8.98 %(3)(4)      9.48 %(3)      8.75 %(3)         8.18%(3)           9.26%(2)
Supplemental Data:
Net assets, end of period, in thousands ...... $7,049            $1,493         $1,046            $  740          $      99
Portfolio turnover rate ......................    110 %              40 %           71 %             130 %              104%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.
(5) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized gain or loss per share by $0.02 and decrease the ratio of net investment income to average net assets by 0.80%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Trustees                                                          Morgan Stanley
Michael Bozic
Charles A. Fiumefreddo                                         [GRAPHIC OMITTED]
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


Officers
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong                                         Morgan Stanley
Vice President                                             Diversified
                                                           Income Trust
Stephen F. Esser
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281
                                                            Semiannual Report
Investment Manager                                          April 30, 2002
Morgan Stanley Investment Advisors Inc.
1221 Avenue of Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37937RPT